Significant accounting policies - Impairment of long-lived assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Significant accounting policies
Impairment losses of leased hotels	¥ 54,662	$ 7,489	¥ 60,517	¥ 0
Impairment of property and equipment	¥ 48,497		¥ 55,403	¥ 0
Impairment, Long-Lived Asset, Held-for-Use, Statement of Income or Comprehensive Income [Extensible Enumeration]	Revenue from Contract with Customer, Excluding Assessed Tax	Revenue from Contract with Customer, Excluding Assessed Tax	Revenue from Contract with Customer, Excluding Assessed Tax
Impairment losses operating lease right of use asset	¥ 6,165		¥ 5,114